Shareholders equity - Other reserves (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of classes of share capital [line items]
Equity at beginning of period			R$ 43,952,173	R$ 32,415,575
Exchange rate variations on conversion of financial information of the subsidiaries abroad (2)	R$ (42,079)	R$ (33,755)	(174,560)	(139,559)
Equity at end of period	57,445,525	45,258,425	57,445,525	45,258,425
Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity at beginning of period			888,669	1,348,796
Equity at end of period	R$ 600,709	R$ 944,961	R$ 600,709	R$ 944,961